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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		December 31, 2009

Check here if Amendment [X]; Amendment Number: 1
 This Amendment (Check only one.): [X] is a restatement.
                                   [ ] adds new holdings entries.

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103

Restated to reflect market values rounded to nearest one thousand dollars. 08/27/2010

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F-HR/A COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                   	0

Form 13F Information
Table Entry Total:           	47

Form 13F Table Value Total:  	$102,892
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP		 Value	 Shares  Inv.	    Other	Voting Authority
								 x1000		 Discretion Managers	Sole	Shared	None

AMERICAN CAMPUS COMMUNITIES	COM		024835100	 1,992	 70,903 SOLE	    N/A	 	26,203  0	 44,700
APARTMENT INVT & MGMT CO -A	CL A		03748R101	   790   49,613 SOLE	    N/A	 	18,013  0	 31,600
AMB PROPERTY CORP		COM		00163T109	 1,278   50,036 SOLE	    N/A	 	17,636  0	 32,400
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109	 1,237   19,247 SOLE	    N/A	 	 7,347 	0	 11,900
AVALONBAY COMMUNITIES INC	COM		053484101	 4,180   50,913 SOLE	    N/A	 	18,752  0	 32,161
BRANDYWINE REALTY TRUST		SH BEN INT NEW	105368203	 1,225  107,462 SOLE	    N/A	 	42,162  0	 65,300
BIOMED REALTY TRUST INC		COM		09063H107	 1,026   65,018 SOLE	    N/A	 	10,638  0	 54,380
BRE PROPERTIES INC		CL A		05564E106	   812   24,542 SOLE	    N/A	 	 4,043 	0	 20,499
BOSTON PROPERTIES INC		COM		101121101	 5,290   78,879 SOLE	    N/A	 	29,018  0	 49,861
CEDAR SHOPPING CENTERS INC	COM NEW		150602209	   391   57,494 SOLE	    N/A	 	 9,893 	0	 47,601
MACK-CALI REALTY CORP		COM		554489104	 2,424   70,109 SOLE	    N/A	 	26,609  0	 43,500
CAMDEN PROPERTY TRUST		SH BEN INT	133131102	 1,093   25,803 SOLE	    N/A	 	 9,503 	0	 16,300
DEVELOPERS DIVERSIFIED RLTY	COM		251591103	 1,617  174,618 SOLE	    N/A	 	61,918  0	112,700
DOUGLAS EMMETT INC		SH BEN INT	25960P109	   699   49,060 SOLE	    N/A	 	24,160  0	 24,900
DIGITAL REALTY TRUST INC	COM		253868103	 2,710   53,889 SOLE	    N/A	 	18,249  0	 35,640
DUKE REALTY CORP		COM NEW		264411505	 1,599  131,402 SOLE	    N/A	 	47,802  0	 83,600
EASTGROUP PROPERTIES INC	COM		277276101	   467   12,190 SOLE	    N/A	 	 3,890 	0	  8,300
EQUITY RESIDENTIAL		SH BEN INT	29476L107	 3,698  109,461 SOLE	    N/A	 	40,361  0 	 69,100
ESSEX PROPERTY TRUST INC	COM		297178105	 1,049   12,544 SOLE	    N/A	 	 6,531 	0	  6,013
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206	 2,015   29,756 SOLE	    N/A	 	10,556  0	 19,200
GAYLORD ENTERTAINMENT CO	COM		367905106	   597   30,237 SOLE	    N/A	 	 5,137 	0	 25,100
GLIMCHER REALTY TRUST		SH BEN INT	379302102	 1,022  378,350 SOLE	    N/A	       168,050  0	210,300
HEALTH CARE REIT INC		COM		42217K106	 3,256   73,467 SOLE	    N/A	 	27,002  0	 46,465
HCP INC				COM		40414L109	 4,092  133,984 SOLE	    N/A	 	49,484  0	 84,500
HIGHWOODS PROPERTIES INC	COM		431284108	 1,050   31,495 SOLE	    N/A	 	 5,195 	0	 26,300
HOSPITALITY PROPERTIES TRUST	COM SH BEN INT	44106M102	 1,585   66,849 SOLE	    N/A	 	26,849  0	 40,000
HRPT PROPERTIES TRUST		COM SH BEN INT	40426W101	   858  132,650 SOLE	    N/A	 	47,850  0	 84,800
HOST HOTELS & RESORTS INC	COM		44107P104	 2,321  198,869 SOLE	    N/A	 	73,339  0	125,530
KIMCO REALTY CORP		COM		49446R109	 2,943  217,531 SOLE	    N/A	 	80,141  0	137,390
KILROY REALTY CORP		COM		49427F108	   366   11,945 SOLE	    N/A	 	 1,845 	0	 10,100
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108	   790   37,196 SOLE	    N/A	 	13,496  0	 23,700
LIBERTY PROPERTY TRUST		SH BEN INT	531172104	 2,239   69,957 SOLE	    N/A	 	25,957  0	 44,000
MACERICH CO/THE			COM		554382101	 2,344   65,204 SOLE	    N/A	 	24,129  0	 41,075
NATIONWIDE HEALTH PPTYS INC	COM		638620104	 3,402   96,702 SOLE	    N/A	 	35,821  0	 60,881
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108	   970   26,491 SOLE	    N/A	 	10,285  0	 16,206
PLUM CREEK TIMBER CO		COM		729251108	 1,274   33,736 SOLE	    N/A	 	 5,536 	0	 28,200
PROLOGIS			SH BEN INT	743410102	 2,882  210,488 SOLE	    N/A	 	75,597  0	134,891
PUBLIC STORAGE			COM		74460D109	 4,973   61,059 SOLE	    N/A		22,206  0	 38,853
REGENCY CENTERS CORP		COM		758849103	 1,691   48,245 SOLE	    N/A	 	18,045  0	 30,200
RAYONIER INC			COM		754907103	 1,697   40,251 SOLE	    N/A	 	 6,561 	0	 33,690
SUNSTONE HOTEL INVESTORS INC	COM		867892101	   675   76,020 SOLE	    N/A	 	41,820  0	 34,200
TANGER FACTORY OUTLET CENTER	COM		875465106	   545   13,990 SOLE	    N/A	 	 2,321 	0	 11,669
SL GREEN REALTY CORP		COM		78440X101	 2,588   51,516 SOLE	    N/A	 	18,321  0	 33,195
SIMON PROPERTY GROUP INC	COM		828806109	12,114  151,810 SOLE	    N/A	 	55,835  0	 95,975
STARWOOD PROPERTY TRUST INC	COM		85571B105	   693   36,660 SOLE	    N/A	 	 6,660 	0	 30,000
VORNADO REALTY TRUST		SH BEN INT	929042109	 5,527   79,028 sOLE	    N/A	 	29,214  0	 49,814
VENTAS INC			COM		92276F100	 4,802  109,796 SOLE	    N/A	 	39,408  0	 70,388

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08/27/10
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
December 31, 2009.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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